Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2022 $ / $ $ / bbl $ / MMBTU
Disclosure of detailed information about property, plant and equipment [line items]
2023 | $ / $	0.74
2024 | $ / $	0.76
2025 | $ / $	0.76
2026 | $ / $	0.77
2027 | $ / $	0.77
2028 – 2033 | $ / $	0.77
2023	0.00%
2024	2.50%
2025	2.00%
2026	2.00%
2027	2.00%
2028 – 2033	2.00%
Thereafter (inflation percentage)	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2023 | $ / bbl	80.25
2024 | $ / bbl	78.19
2025 | $ / bbl	76.1
2026 | $ / bbl	76.96
2027 | $ / bbl	78.5
2028 – 2033 | $ / bbl	84.18
Thereafter (inflation percentage)	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2023 | $ / MMBTU	4.44
2024 | $ / MMBTU	4.54
2025 | $ / MMBTU	4.37
2026 | $ / MMBTU	4.44
2027 | $ / MMBTU	4.52
2028 – 2033 | $ / MMBTU	4.84
Thereafter (inflation percentage)	2.00%